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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

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Report for the Calendar Year or Quarter Ended: June 30, 2010
Check here if Amendment [ ]; Amendment Number:_____________________ This Amendment (Check only one):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this report:
Name: John Hancock Life Insurance Company (U.S.A.)
Address: P.O. Box 111, John Hancock Place
Boston, MA 02117

13F File Number: 28-03983

The Institutional Investment Manager Filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
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Name: Tina M. Marks
Title: Reconciliation Manager
Phone: 617-572-1662
Signature, Place, and Date of Signing:
/s/Tina M. Marks 197 Clarendon St. Boston, MA 02117  August 10, 2010
Signature           Place                            Date
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Report Type (Check only One):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[x] 13F COMBINATION REPORT
List of other managers reporting for this manager:
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    Form 13F File Number Name
    28-03222             MFC Global Investment Management (U.S.), LLC
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers: 2

Form 13F information table entry total: 8

Form 13F information table value total: 43,579,006

List of other included managers:

No. Form 13F File Number Name

1   028-11519           Manulife Financial Corporation
2   028-04428           The Manufacturers Life Insurance Company

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John Hancock Life Insurance Company, USA
June 30, 2010

Item 1                              Item 2   Item 3      Item 4       Item 5     Item 6                 Item 7           Item 8

                                                       Fair Market  Principal or Investment Discretion   Mgr   Vtng Authority-Shres
Name of Issuer                      Class     Cusip          Value No. of Shares Shrd/Aff Shrd/Oth Sole             Sole Shrd None
AMR Corp                            common 001765 10 6     428,225        63,160    X                     1       63,160
Allied Healthcare International Inc common 01923A 10 9   1,661,306       716,080    X                     1      716,080
Delta Airlines Inc                  common 247361 70 2  19,275,131     1,641,834    X                     1    1,641,834
Enerplus Resources Fund             common 29274D 60 4   6,566,141       304,552    X                     1      304,552
MetroPCS Communications Inc         common 591708 10 2   5,360,339       654,498    X                     1      654,498
Navistar Int Corp                   common 63934E 10 8   1,572,333        31,997    X                     1       31,997
Portland General Electric Co        common 736508 84 7   3,591,672       195,945    X                     1      195,945
UAL Corp                            common 902549 80 7   5,123,860       249,215    X                     1      249,215
TOTALS                                                  43,579,006     3,857,281                               3,857,281   0
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